SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES)
SERIES N (MANAGED ASSET ALLOCATION SERIES)
INVESTMENT OBJECTIVE
Series N seeks to provide growth of capital
and, secondarily, preservation of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES N (MANAGED ASSET ALLOCATION SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	SERIES N (MANAGED ASSET ALLOCATION SERIES) A
Management fees	0.65%
Other expenses	0.56%
Acquired fund fees and expenses	0.15%
Total annual fund operating expenses	1.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES N (MANAGED ASSET ALLOCATION SERIES) A	138	431	745	1,635

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 44%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series seeks to achieve its investment objective by investing principally in equity, fixed income and money market assets through investing in a diversified portfolio of futures contracts and exchange-traded funds ("ETFs") and other pooled investment vehicles that track major equity indexes and fixed income indexes ("underlying funds"). The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as
Guggenheim Investments (the "Investment Manager"), for each asset class. The
Series may obtain exposure to these asset classes through investments in the underlying funds or through investments in futures contracts and other derivatives, as further discussed below.

Under normal market conditions, the Series' investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of assets in equity securities, which may include stock of small capitalization U.S. companies, mid-capitalization U.S. companies, large capitalization U.S. companies and
non-U.S. companies; (2) 35% of assets in fixed income securities, which may include short and long term corporate and government bonds; and (3) 5% of assets in cash. However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any time. Moreover, the Investment Manager may change the Series'
asset class allocation, the underlying funds or weightings without shareholder notice. The Series' investments will, under normal market conditions, be rebalanced quarterly toward the moderate allocation discussed above.

The Investment Manager determines the Series' asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series' assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.

The Series is expected to implement its investment strategies by investing in
ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. The Series is also expected to implement its strategies through investments in derivative instruments such as futures contracts, options on futures contracts, options on securities, currency futures contracts and credit derivative instruments for purposes of enhancing income (i.e., speculative purposes), hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets.

Certain of the Series' derivatives investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Conflicts of Interest Risk - The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Risk - Indirect and direct exposure to foreign currencies subjects the
Series to the risk that those currencies will decline in value relative to the
U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Series, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Series (including operating costs and management fees), but also expenses of the Series. Consequently, an investment in the Series entails more direct and indirect expenses than a direct investment in the underlying funds.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Large-Capitalization Securities Risk - The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk- Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful. In addition, the Investment Manager allocates the Series' assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series' return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

OTC Trading Risk - Certain of the derivatives in which the Series and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. The OTC derivatives market is largely unregulated. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Tracking Error Risk - The Investment Manager may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund's and, thus the Series', performance to be less than you expect.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Effective April 30, 2012, certain changes were made to the Series' principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment sub-adviser.

Highest Quarter Return Lowest Quarter Return 2Q 2009 14.43% 4Q 2008 -14.56%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES N (MANAGED ASSET ALLOCATION SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series N	0.65%	1.54%	4.58%
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.61%	2.90%	4.40%

[1]	The expense information has been restated to reflect current fees and estimated expenses.